Long-Term Payable	12 Months Ended
Dec. 31, 2025
Long-Term Payable [Abstract]
LONG-TERM PAYABLE

NOTE 16 – LONG-TERM PAYABLE

Long-term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long-term payable consisted of the following:

	As of December 31,
	2025	2024
Long-term payables:
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	$-	$1,658,984
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	-	363,525
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	-	879,062
Risheng International Finance Leasing Co., Ltd. (“Risheng”)	421,405	733,281
Total	$421,405	$3,634,852
Current portion	$298,996	$3,231,126
Non-current portion	$122,409	$403,726

On November 4, 2022, Sunrise Guizhou entered into a sales and leaseback financing contract a three-year financing with Ronghe to obtain an amount of RMB 40,000,000 for a term from November 10, 2022 to November 9, 2025. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly interest rate of one-year loan prime rate plus 1.55%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payment. For the years ended December 31, 2025, 2024 and 2023, The Company repaid RMB 12,701,795, RMB 13,647,079 and RMB 14,634,365, or $1,767,206, $1,896,560 and $2,066,738, respectively. The Company had repaid the long-term payable to Ronghe in full as of December 31, 2025. As of December 31, 2024, the Company had outstanding balance of $1,658,984, of which $1,658,984 and $nil were classified to the current portion and the non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 47,917,699, or $6,852,140, as of December 31, 2024.

On February 7, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000 for a term lasting from February 7, 2023 to February 6, 2025. The sales and leaseback contract were a debt financing arrangement in essence, with a yearly implied interest rate of 9.61%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payments. For the year ended December 31, 2025, 2024 and 2023, the Company repaid RMB 2,694,379, RMB 10,791,732 and RMB 8,124,466, or $374,870, $1,499,747 and $1,147,378, respectively. The Company had repaid the long-term payable to Zhongguancun in full as of December 31, 2025. As of December 31, 2024, the Company had an outstanding balance of $363,525, of which $363,525 and $nil were classified to the current portion and the non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 20,917,392, or $2,991,147, as of December 31, 2024. Other than the aforementioned plant and equipment as collateral assets, the Company has pledged any existing and future accounts receivable from a sales contract with Liyang Zichen New Materials Technology Co., Ltd. (“Liyang Zichen”) for the amount up to RMB 20,000,000. The accounts receivable from Liyang Zichen were $nil as of December 31, 2024.

On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB 15,000,000, or $2,144,971, for a term from October 27, 2023 to October 26, 2025. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly implied interest rate of 9.13%. For the year ended December 31, 2025, 2024 and 2023, the Company repaid RMB 6,677,190, RMB 8,012,628 and RMB 1,335,438, or $929,000, $1,113,530 and $188,597, respectively. The Company had repaid the long-term payable to Guomao in full as of December 31, 2025. As of December 31, 2024, the Company had outstanding balance of $879,062, of which $879,062 and $nil were classified to the current portion and the non-current portion, respectively. This debt financing arrangement was guaranteed by Mr. Haiping Hu, Sunrise Tech and Zhuhai Zibo. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 15,000,000, or $2,144,971, as of December 31, 2024.

On October 14, 2024, Sunrise Guizhou entered into a sales and leaseback financing contract for a thirty two-month financing with Risheng for RMB 6,000,000, or $857,989, for a term from October 14, 2024 to June 15, 2027. The sales and leaseback contract was a debt financing arrangement in essence, with a yearly implied interest rate of 12.15%. For the year ended December 31, 2025 and 2024, the Company repaid RMB 2,892,000 and RMB 756,000, or $402,365 and $105,063. As of December 31, 2025, the Company had outstanding balance of $421,405, of which $298,996 and $122,409 were classified to the current portion and the non-current portion, respectively. As of December 31, 2024, the Company had outstanding balance of $733,281, of which $329,555 and $403,726 were classified to the current portion and the non-current portion, respectively. This debt financing arrangement was guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 7,600,000, or $1,086,786, as of December 31, 2025.